Equipment on Operating Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Lease Income [Abstract]
Additions to equipment on operating leases	¥ 1,636,938	¥ 1,482,193
Sales or disposals of equipment on operating leases	¥ 976,175	¥ 764,146